Balance Sheet and Income Statement Footnotes (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 11, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Net allowance of accounts receivable		$ 128,420		$ 128,420	$ 111,301
Allowance for accounts receivable percentage		40.00%		40.00%
ROU Asset		$ 25,719
Lease liability current		21,985
Lease liability long term		3,734
Accrued expenses		99,979		85,440	93,987
Accrued interest		24,979		25,440
General and administrative expenses		207,122	$ 171,435	514,467	653,242
Admin fee		115,940		188,889
Accounting and audit fees		37,800		77,396
Employee compensation rent and other expenses		53,382		173,860
Professional fees	$ 400	16,791	9,976	172,127	70,289
Legal fees		49,022	125,994	453,553	79,447
Research and development expense		22,113	65,245	338,856	$ 150,451
Interest expense		164,574	$ 1,191
Convertible Notes-GHS [Member]
Interest expense		162,784
Michael Aube [Member]
Accrued payroll		$ 75,000		$ 60,000